Document and Entity Information	Aug. 30, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	EATON VANCE MUNICIPALS TRUST
Central Index Key	0000778365
Amendment Flag	false
Document Creation Date	Aug. 30, 2017
Document Effective Date	Aug. 30, 2017
Prospectus Date	Dec. 01, 2016
Eaton Vance Arizona Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETAZX
Eaton Vance Arizona Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVAZX
Eaton Vance Arizona Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECAZX
Eaton Vance Arizona Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIAZX
Eaton Vance Connecticut Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETCTX
Eaton Vance Connecticut Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVCTX
Eaton Vance Connecticut Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECCTX
Eaton Vance Connecticut Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EICTX
Eaton Vance Minnesota Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMNX
Eaton Vance Minnesota Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVMNX
Eaton Vance Minnesota Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMNX
Eaton Vance Minnesota Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIMNX
Eaton Vance Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EMOAX
Eaton Vance Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EMOCX
Eaton Vance Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EMOIX
Eaton Vance New Jersey Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETNJX
Eaton Vance New Jersey Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECNJX
Eaton Vance New Jersey Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINJX
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETPAX
Eaton Vance Pennsylvania Municipal Income Fund | Class B
Risk/Return:
Trading Symbol	EVPAX
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECPAX
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIPAX